Options to acquire subsidiary's shares	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Options to acquire subsidiary's shares

28. Options to acquire subsidiary’s shares—

a. Call option — HZL

Pursuant to the Government of India’s policy of disinvestment, the Group in April 2002 acquired 26% equity interest in Hindustan Zinc Limited (HZL) from the Government of India. Under the terms of the Shareholder’s Agreement (‘SHA’), the Group had two call options to purchase all of the Government of India’s shares in HZL at fair market value. The Group exercised the first call option on August 29, 2003 and acquired an additional 18.9% of HZL’s issued share capital. The Group also acquired an additional 20% of the equity capital in HZL through an open offer, increasing its shareholding to 64.9%. The second call option provided the Group the right to acquire the Government of India’s remaining 29.5% share in HZL. This call option was subject to the right of the Government of India to sell 3.5% of HZL shares to HZL employees. The Group exercised the second call option on July 21, 2009. The Government of India disputed the validity of the call option and refused to act upon the second call option. Consequently the Group invoked arbitration which is in the early stages. The next date of hearing is scheduled for November 23, 2018. Meanwhile, the Government of India without prejudice to the position on the Put/Call option issue has received approval from the Cabinet for disinvestment and the Government is looking to divest through the auction route.

b. Call option — BALCO

Pursuant to the Government of India’s policy of divestment, the Group in March 2001 acquired 51% equity interest in BALCO from the Government of India. Under the terms of the SHA, the Group had a call option to purchase the Government of India’s remaining ownership interest in BALCO at any point from March 2, 2004. The Group exercised this option on March 19, 2004. However, the Government of India contested the valuation and validity of the option and contended that the clauses of the SHA violate the erstwhile Companies Act, 1956 by restricting the rights of the Government of India to transfer its shares and that as a result such provisions of the SHA were null and void. In the arbitration filed by the Group, the arbitral tribunal by a majority award rejected the claims of the Group on the ground that the clauses relating to the call option, the right of first refusal, the “tag-along” rights and the restriction on the transfer of shares violate the erstwhile Companies Act, 1956 and are not enforceable. The Group has challenged the validity of the majority award in the High Court of Delhi and sought for setting aside the arbitration award to the extent that it holds these clauses ineffective and inoperative. The Government of India also filed an application before the High Court of Delhi to partially set aside the arbitral award in respect of certain matters involving valuation. The matter is currently scheduled for hearing by the Delhi High Court on November 19, 2018. Meanwhile, the Government of India without prejudice to its position on the Put/Call option issue has received approval from the Cabinet for divestment and the Government is looking to divest through the auction route.

On January 9, 2012, the Group offered to acquire the Government of India’s interests in HZL and BALCO for the INR equivalent of ₹ 154,920 million ($2,389 million) and ₹ 17,820 million ($275 million) respectively. This offer was separate from the contested exercise of the call options, and Group proposed to withdraw the ongoing litigations in relation to the contested exercise of the options should the offer be accepted. To date, the offer has not been accepted by the Government of India and therefore, there is no certainty that the acquisition will proceed.

The Group continues to include the shareholding in the two companies HZL and BALCO, in respect of which the Group has a call option as non-controlling interest.

In view of the lack of resolution on the options, the non-response to the exercise and valuation request from the Government of India, the resultant uncertainty surrounding the potential transaction and the valuation of the consideration payable, the Group considers the strike price of the options to be at fair value, which is effectively nil, and hence the call options have not been recognised in the financial statements.